Property and Equipment, Net (Details) - Schedule of Property and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (270,623)	$ (140,701)
Total	372,215	460,869
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	82,736	78,327
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	47,885	42,979
Server room equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	213,984	200,141
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	278,534	260,515
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	14,910	14,841
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 4,789	$ 4,767